Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000251712 | BB
Holdings [Line Items]
Percent of Total Investments	1.51%
C000251712 | BB+
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251712 | BBB-
Holdings [Line Items]
Percent of Total Investments	20.54%
C000251712 | BBB
Holdings [Line Items]
Percent of Total Investments	21.53%
C000251712 | BBB+
Holdings [Line Items]
Percent of Total Investments	11.63%
C000251712 | A-
Holdings [Line Items]
Percent of Total Investments	11.04%
C000251712 | A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000251712 | A+
Holdings [Line Items]
Percent of Total Investments	2.71%
C000251712 | AA-
Holdings [Line Items]
Percent of Total Investments	2.08%
C000251712 | AA
Holdings [Line Items]
Percent of Total Investments	0.88%
C000251712 | AA+
Holdings [Line Items]
Percent of Total Investments	2.29%
C000251712 | AAA
Holdings [Line Items]
Percent of Total Investments	9.68%
C000251713 | AA+
Holdings [Line Items]
Percent of Total Investments	92.94%
C000251713 | AAA
Holdings [Line Items]
Percent of Total Investments	1.21%